Finance Costs, Net (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Components of Finance Costs, Net, Include Interest Expense (Income)
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
Interest expense:
Debt	40	40	80	80
Derivative financial instruments — hedging activities	-	(1)	(1)	(2)
Other, net	5	5	10	12
Fair value losses (gains) on cash flow hedges, transfer from equity	36	(17)	23	(32)
Net foreign exchange (gains) losses on debt	(36)	17	(23)	32
Net interest expense — debt and other	45	44	89	90
Net interest expense — leases	2	2	4	4
Net interest expense — pension and other post-employment benefit plans	2	3	5	7
Interest income	-	-	(1)	(1)
Net interest expense	49	49	97	100

Components of Finance Costs, Net, Include Other Finance Costs (Income)

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021
Net (gains) losses due to changes in foreign currency exchange rates	(78)	(2)	(94)	4
Net gains on derivative instruments	(242)	-	(320)	-
Other finance (income) costs	(320)	(2)	(414)	4